Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets
5.	PREPAID EXPENSES AND OTHER CURRENT ASSETS
Prepaid expenses and other current assets consist of the following:

	As of December 31,
	2020	2021
	RMB	RMB	US$
Prepayments	299,154	216,264	33,937
Rental and other deposits	10,867	20,371	3,197
Receivables from third-party payment platform	86,777	9,899	1,553
Interest receivable	114,726	1,495	235
Staff advances	2,070	1,395	219
Other receivables	49,588	30,824	4,836

	563,182	280,248	43,977

Prepayments primarily include prepaid VAT and surcharges, prepaid promotional expenses and service fee.